Credit Facilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Credit Facilities	CREDIT FACILITIES

	December 31, 2024	December 31, 2023
Credit facilities - U.S. dollar denominated (1)	$206,826	$311,980
Credit facilities - Canadian dollar denominated	134,381	552,756
Credit facilities - principal (2)	$341,207	$864,736
Unamortized debt issuance costs	(16,861)	(15,987)
Credit facilities	$324,346	$848,749
(1)U.S. dollar denominated credit facilities balance was US$143.6 million as at December 31, 2024 (December 31, 2023 - US$236.3 million).
(2)The decrease in the principal amount of the credit facilities outstanding from December 31, 2023 to December 31, 2024 is the result of net repayments of $539.7 million, partially offset by an increase in the reported amount of U.S. denominated debt of $16.2 million due to foreign exchange.

On May 9, 2024, Baytex extended the maturity of the US$1.1 billion revolving credit facilities (the "Credit Facilities") from April 1, 2026 to May 9, 2028. There are no changes to the loan balances or financial covenants as a result of the amendment. Following the amendment, borrowings in Canadian funds previously based on the banker's acceptance rate have been replaced with borrowings based on the Canadian Overnight Repo Rate Average ("CORRA").

At December 31, 2024, Baytex had US$1.1 billion ($1.6 billion) of revolving credit facilities that mature on May 9, 2028. The Credit Facilities are secured and are comprised of a US$50 million operating loan and a US$750 million syndicated revolving loan for Baytex and a US$45 million operating loan and a US$255 million syndicated revolving loan for Baytex's wholly-owned subsidiary, Baytex Energy USA, Inc.

The Credit Facilities contain standard commercial covenants, in addition to the financial covenants detailed below, related to debt incurrence, restricted payments, certain transactions and compliance with applicable laws. Noncompliance with these covenants may result in an "event of default", at which point the carrying value of the debt could become repayable within a 12 month period after the reporting date. Baytex continues to be in compliance with all financial and commercial covenants under its debt agreements.

Advances under the Baytex Credit Facilities can be drawn in either Canadian or U.S. funds and bear interest at the bank’s prime lending rate, CORRA rates or secured overnight financing rates ("SOFR"), plus applicable margins. Advances under the Baytex Energy USA, Inc. Credit Facilities can be drawn in U.S. funds and bear interest at the bank's prime lending rate or SOFR, plus applicable margins.

The weighted average interest rate on the Credit Facilities was 7.6% for the year ended December 31, 2024 (7.4% for the year ended December 31, 2023).
The following table summarizes the financial covenants applicable to the Credit Facilities and the Company's compliance therewith at December 31, 2024.

Covenant Description	Position as at December 31, 2024	Covenant
Senior Secured Debt (1) to Bank EBITDA (2) (Maximum Ratio)	0.2:1.0	3.5:1.0
Interest Coverage (3) (Minimum Ratio)	10.7:1.0	3.5:1.0
Total Debt (4) to Bank EBITDA (2) (Maximum Ratio)	1.1:1.0	4.0:1.0
(1)"Senior Secured Debt" is calculated in accordance with the credit facility agreement and is defined as the principal amount of the Credit Facilities and other secured obligations identified in the credit facility agreement. As at December 31, 2024, the Company's Senior Secured Debt totaled $345.9 million.
(2)"Bank EBITDA" is calculated based on terms and definitions set out in the credit facility agreement which adjusts net income or loss for financing and interest expenses, income tax, non-recurring losses, certain specific unrealized and non-cash transactions and is calculated based on a trailing twelve-month basis including the impact of material acquisitions as if they had occurred at the beginning of the twelve month period. Bank EBITDA for the year ended December 31, 2024 was $2.2 billion.
(3)"Interest coverage" is calculated in accordance with the credit facility agreement and is computed as the ratio of Bank EBITDA to financing and interest expenses, excluding certain non-cash transactions, and is calculated on a trailing twelve-month basis including the impact of material acquisitions as if they had occurred at the beginning of the twelve month period. Financing and interest expenses for the year ended December 31, 2024 was $204.5 million.
(4)"Total Debt" is calculated in accordance with the credit facility agreement and is defined as all obligations, liabilities, and indebtedness of Baytex excluding trade payables, share-based compensation liability, dividends payable, asset retirement obligations, leases, deferred income tax liabilities, other long-term liabilities and financial derivative liabilities. As at December 31, 2024, the Company's Total Debt totaled $2.3 billion of principal amounts outstanding.

At December 31, 2024, Baytex had $5.8 million of outstanding letters of credit (December 31, 2023 - $5.6 million outstanding).
LONG-TERM NOTES

	December 31, 2024	December 31, 2023
8.75% notes due April 1, 2027 (1)	$—	$541,114
8.50% notes due April 30, 2030 (2)	1,152,360	1,056,361
7.375% notes due March 15, 2032 (3)	828,259	—
Total long-term notes - principal (4)	$1,980,619	$1,597,475
Unamortized debt issuance costs	(47,729)	(35,114)
Total long-term notes - net of unamortized debt issuance costs	$1,932,890	$1,562,361
(1)The 8.75% notes were fully repaid on April 1, 2024. The U.S. dollar denominated principal outstanding of the 8.75% notes was US$409.8 million as at December 31, 2023.
(2)The U.S. dollar denominated principal outstanding of the 8.50% notes was US$800.0 million as at December 31, 2024 (December 31, 2023 - US$800.0 million).
(3)The U.S. dollar denominated principal outstanding of the 7.375% notes was US$575.0 million as at December 31, 2024 (December 31, 2023 - nil).
(4)The increase in the principal amount of long-term notes outstanding from December 31, 2023 to December 31, 2024 is the result of the issuance of the 7.375% notes for $780.9 million and changes in the reported amount of U.S. denominated debt of $158.8 million due to changes in the CAD/USD exchange rate used to translate the U.S. denominated amount of long-term notes outstanding. This was partially offset by the repayment of the 8.75% notes for $556.6 million.

On April 1, 2024, Baytex closed a private offering of the US$575 million aggregate principal amount of senior unsecured notes due 2032 ("7.375% Senior Notes"). The 7.375% Senior Notes were priced at 99.266% of par to yield 7.500% per annum, bear interest at a rate of 7.375% per annum and mature on March 15, 2032. The 7.375% Senior Notes are redeemable at our option, in whole or in part, at specified redemption prices on or after March 15, 2027 and will be redeemable at par from March 15, 2029 to maturity. Proceeds from the 7.375% Senior Notes were used to redeem the remaining US$409.8 million aggregate principal amount of the outstanding 8.75% Senior Notes at 104.375% of par value, pay the related fees and expenses associated with the offering, and repay a portion of the debt outstanding on our Credit Facilities. During Q2 2024, Baytex recorded early redemption expense of $24.4 million which is the call premium paid on the redemption of the 8.75% Senior Notes.

On April 27, 2023, we issued US$800 million aggregate principal amount of senior unsecured notes due April 30, 2030 bearing interest at a rate of 8.50% per annum semi-annually (the "8.50% Senior Notes"). The 8.50% Senior Notes were issued at 98.709% of par and are redeemable at our option, in whole or in part, at specified redemption prices after April 30, 2026 and will be redeemable at par from April 30, 2028 to maturity. Net proceeds of $1.0 billion reflects $13.7 million for the original issue discount and Baytex also incurred transaction costs of $18.5 million in conjunction with the issuance.
The long-term notes do not contain any significant financial maintenance covenants but do contain standard commercial covenants for debt incurrence, restricted payments, certain transactions and compliance with applicable laws. Noncompliance with these covenants may result in an "event of default", at which point the carrying value of the debt could become repayable within a 12 month period after the reporting date. These standard commercial covenants do not prohibit the incurrence of indebtedness under the Credit Facilities, as long as the total debt incurred, including the Credit Facilities, does not exceed a specified threshold. Baytex continues to be in compliance with all financial and commercial covenants under its debt agreements.